Cover	Sep. 08, 2021
Cover [Abstract]
Entity Registrant Name	LABOR SMART, INC.
Entity Central Index Key	0001522469
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 08, 2021
Entity File Number	0-00000
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	45-2433287
Entity Address Address Line 1	3270 Florence Road
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Powder Springs
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30127
City Area Code	866
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	669-8585